OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

July 8, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Main Street Mid Cap Fund® (333-78269; 811-09333) Amendment to File XBRL Data

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Main Street Mid Cap Fund (the "Registrant"). This filing includes Post-Effective Amendment No. 28 under the Securities Act and Amendment No. 29 under the Investment Company Act to the Registrant’s Registration Statement on Form N-1A.

This Post-Effective Amendment is filed for the sole purpose of submitting XBRL data related to the risk/return information provided in Post-Effective Amendment No. 27.  The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi Vice President & Associate Counsel OFI Global Asset Management, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008 212-323-4091 egizzi@ofiglobal.com

Very truly yours,
/s/ Edward Gizzi
Edward Gizzi Vice President & Associate Counsel

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document